Stock Option Plan and Stock-based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Stock Option Awards
Outstanding beginning balance (in shares)	5,145,547	1,658,564
Granted (in shares)	4,289,317	3,696,804
Exercised (in shares)	(273,696)	(137,295)
Forfeited (in shares)	(611,092)	(72,526)
Outstanding ending balance (in shares)	8,550,076	5,145,547
Options vested and expected to vest (in shares)	8,550,076
Vested and exercisable (in shares)	1,615,483
Weighted Average Exercise Price
Outstanding beginning balance (in dollars per share)	$ 0.85	$ 0.34
Granted (in dollars per share)	9.07	1.04
Exercised (in dollars per share)	0.61	0.31
Forfeited (in dollars per share)	5.40	0.44
Outstanding ending balance (in dollars per share)	4.66	$ 0.85
Options vested and expected to vest (in dollars per share)	4.66
Vested and exercisable (in dollars per share)	$ 0.88
Options outstanding, weighted average remaining contractual life	8 years 9 months 18 days
Vested and exercisable, weighted average remaining contractual life	7 years 6 months
Options outstanding, aggregate intrinsic value	$ 19,978
Vested and exercisable, aggregate intrinsic value	$ 7,214